Convertible Promissory Notes: Convertible Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Convertible Debt

$
Accreted value of convertible promissory notes as at December 31, 2015	783,778
Face value of convertible promissory notes issued	175,000
Discount recognised at issuance due to embedded derivatives	(74,855)
Accretion expense	73,572
Accreted value of convertible promissory notes as at March 31, 2016	957,495
Face value of convertible promissory notes issued	700,000
Discount recognised at issuance due to embedded derivatives	(236,444)
Accretion expense	120,531
Accreted value of convertible promissory notes as at June 30, 2016	1,541,582

$
Face value of convertible promissory notes issued during the year	1,368,978
Discount recognised at issuance due to embedded derivatives	(479,479)
Cash issuance costs	(79,829)
Fair value of broker warrants at issuance	(85,767)
Accretion expense for the year	59,875
Accreted value of convertible promissory notes as at December 31, 2015	783,778

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